FIFTH THIRD FUNDS

                    SUPPLEMENT DATED DECEMBER 23, 2009 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 27, 2009

FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND                       FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM)                      FIFTH THIRD LIFEMODEL MODERATE FUND(SM)
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)             FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)

1. The third paragraph of the section entitled "Disclosure of Portfolio Holdings" beginning on page 30 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

     A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Fund's shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including but not limited to the Funds' adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, brokers and/or dealers engaged in fund transactions, independent accounting firm, fund counsel, class action service provider, website vendor and proxy voting service provider.

2. The sixth paragraph of the section entitled "Disclosure of Portfolio Holdings" beginning on page 30 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

     The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

NAME OF VENDOR                        TYPE OF SERVICE                                       FREQUENCY              LAG TIME
-----------------------------------------------------------------------------------------------------------------------------
DDM Marketing & Communications        Marketing & Communications                            Weekly and Quarterly   One day
Standard & Poor's                     Ratings Agency                                        Weekly                 One day
Moody's Investors Service             Ratings Agency                                        Weekly                 One day
Fitch Ratings Ltd.                    Ratings Agency                                        Weekly                 One day
FactSet                               Portfolio analytics                                   Daily                  N/A
Interactive Data Bond Edge            Portfolio analytics                                   Daily                  N/A
Investor Tools - SMART/Perform        Portfolio analytics                                   Daily                  N/A
Yield Book                            Portfolio analytics                                   Daily                  N/A
Advent Axys                           Portfolio accounting                                  Daily                  N/A
Able Noser                            Trade cost analysis                                   Monthly                Five days
SG Constellation                      Distribution services                                 Weekly                 One day
eA Data Automation Services           Marketing Support                                     Quarterly              8 days
Fifth Third Bank                      Portfolio management and administrative support       Daily                  N/A
Prima Capital Management, Inc.        Overlay manager                                       Daily                  N/A
Merrill Lynch                         Wrap sponsor                                          Daily                  N/A
Morgan Stanley                        Wrap sponsor                                          Daily                  N/A
Fifth Third Securities                Wrap sponsor                                          Daily                  N/A
Envestnet Asset Management            Overlay manager                                       Daily                  N/A
Bear Stearns                          Wrap sponsor                                          Daily                  N/A
TD Ameritrade                         Wrap sponsor                                          Daily                  N/A
UBS                                   Wrap sponsor                                          Daily                  N/A
Smith Barney                          Wrap sponsor                                          Daily                  N/A
Folio Dynamix                         Wrap sponsor                                          Daily                  N/A
Placemark Investments                 Overlay manager                                       Daily                  N/A
-----------------------------------------------------------------------------------------------------------------------------

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

LMSLCPSUPP-SAI122309

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED DECEMBER 23, 2009 TO THE
      COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 27, 2009

FIFTH THIRD ALL CAP VALUE FUND                                   FIFTH THIRD MID CAP GROWTH FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND                     FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DIVIDEND GROWTH FUND                                 FIFTH THIRD QUALITY GROWTH FUND
FIFTH THIRD EQUITY INDEX FUND                                    FIFTH THIRD SHORT TERM BOND FUND
FIFTH THIRD HIGH YIELD BOND FUND                                 FIFTH THIRD SMALL CAP GROWTH FUND
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND           FIFTH THIRD SMALL CAP VALUE FUND
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                      FIFTH THIRD STRATEGIC INCOME FUND
FIFTH THIRD INTERNATIONAL EQUITY FUND                            FIFTH THIRD TOTAL RETURN BOND FUND
FIFTH THIRD MICRO CAP VALUE FUND                                 FIFTH THIRD U.S. TREASURY MONEY MARKET FUND

1. The third paragraph of the section entitled "Disclosure of Portfolio Holdings" beginning on page 35 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

     A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Fund's shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including but not limited to the Funds' adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, brokers and/or dealers engaged in fund transactions, independent accounting firm, fund counsel, class action service provider, website vendor and proxy voting service provider.

2. The sixth paragraph of the section entitled "Disclosure of Portfolio Holdings" beginning on page 35 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

     The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

NAME OF VENDOR                        TYPE OF SERVICE                                        FREQUENCY              LAG TIME
-----------------------------------------------------------------------------------------------------------------------------
DDM Marketing & Communications        Marketing & Communications                             Weekly and Quarterly   One day
Standard & Poor's                     Ratings Agency                                         Weekly                 One day
Moody's Investors Service             Ratings Agency                                         Weekly                 One day
Fitch Ratings Ltd.                    Ratings Agency                                         Weekly                 One day
FactSet                               Portfolio analytics                                    Daily                  N/A
Interactive Data Bond Edge            Portfolio analytics                                    Daily                  N/A
Investor Tools - SMART/Perform        Portfolio analytics                                    Daily                  N/A
Yield Book                            Portfolio analytics                                    Daily                  N/A
Advent Axys                           Portfolio accounting                                   Daily                  N/A
Able Noser                            Trade cost analysis                                    Monthly                Five days
SG Constellation                      Distribution services                                  Weekly                 One day
eA Data Automation Services           Marketing Support                                      Quarterly              8 days
Fifth Third Bank                      Portfolio management and administrative support        Daily                  N/A
Prima Capital Management, Inc.        Overlay manager                                        Daily                  N/A
Merrill Lynch                         Wrap sponsor                                           Daily                  N/A
Morgan Stanley                        Wrap sponsor                                           Daily                  N/A
Fifth Third Securities                Wrap sponsor                                           Daily                  N/A
Envestnet Asset Management            Overlay manager                                        Daily                  N/A
Bear Stearns                          Wrap sponsor                                           Daily                  N/A

NAME OF VENDOR                        TYPE OF SERVICE                                        FREQUENCY              LAG TIME
-----------------------------------------------------------------------------------------------------------------------------
TD Ameritrade                         Wrap sponsor                                           Daily                  N/A
UBS                                   Wrap sponsor                                           Daily                  N/A
Smith Barney                          Wrap sponsor                                           Daily                  N/A
Folio Dynamix                         Wrap sponsor                                           Daily                  N/A
Placemark Investments                 Overlay manager                                        Daily                  N/A
-----------------------------------------------------------------------------------------------------------------------------

3. The second table of the section entitled "Purchasing Shares-Payments to Dealers" on page 53 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:


                                                                                High Yield Bond Fund
                                              Short Term Bond Fund             Total Return Bond Fund
---------------------------------------- ------------------------------- ------------------------------------
               Purchase Amount              Load/Sales        Dealer       Load/Sales           Dealer
                                              Charge       Reallowance       Charge          Reallowance
---------------------------------------- ----------------- ------------- ---------------- -------------------
Less than $50,000                             3.00%           2.60%           4.75%             4.25%
---------------------------------------- ----------------- ------------- ---------------- -------------------
$50,000 but less than $100,000                2.50%           2.10%           4.50%             3.75%
---------------------------------------- ----------------- ------------- ---------------- -------------------
$100,000 but less than $250,000               2.00%           1.70%           3.50%             3.00%
---------------------------------------- ----------------- ------------- ---------------- -------------------
$250,000 but less than $500,000               1.50%           1.25%           2.50%             2.10%
---------------------------------------- ----------------- ------------- ---------------- -------------------
$500,000 but less than $1,000,000             0.00%           0.50%           2.00%             1.70%
---------------------------------------- ----------------- ------------- ---------------- -------------------
$1,000,000 but less than $5,000,000*          0.00%           0.50%           0.00%             0.75%
---------------------------------------- ----------------- ------------- ---------------- -------------------
$5,000,000 but less than $25,000,000*         0.00%           0.35%           0.00%             0.50%
---------------------------------------- ----------------- ------------- ---------------- -------------------
$25,000,000 or more*                          0.00%           0.25%           0.00%             0.25%



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

SP-SAI122309